Stock options	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options
4.	Stock options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan. The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the stock option plan from a fixed number of 6,666 to the number of shares that represents twenty-five percent (25%) of the total number of all issued and outstanding shares of common stock. Based upon the current shares outstanding, a maximum of 3,410 options are authorized for issuance under the plan. The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant. All options vest within three years or less and are exercisable for a period of seven years(1) from the date of grant. The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants. A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2016 is below.

(1)
On April 25, 2014 Fennec granted 133 options each to Dr. Khalid Islam and Adrian Haigh. Such options shall vest: (i) as to 66 Common Shares, on the date of grant; and (ii) as to 67 Common Shares, upon and subject to orphan drug approval of STS in the EU, provided that they then remain on the Board of Directors of the Company at the time of such approval and that they have played a vital or precipitating part in obtaining such EU orphan drug designation, as reasonably determined by non-interested Board members. If the vesting conditions referred to in (ii) above have not occurred by May 31, 2016, the option to acquire the 66 Common Shares referred to in clause (ii) above shall be terminated and of no further force or effect. On November 7, 2014 the Board of Directors amended the vesting conditions. The Board determined that it would be appropriate and desirable to amend the conditions such that (i) it could be fully satisfied by the Company obtaining, in lieu of orphan drug designation, PUMA in Europe for STS; and (ii) the deadline for satisfaction of the vesting condition extended to December 31, 2017. The Company has not recognized any expense associated with these options. On the date vesting conditions are met, the Company will recognize all of the expense associated with these options.

Summary of $CAD Option Activity

	Number of		Weighted
Share Prices Reported in $CAD	Options	Range	Average
Outstanding and exercisable at December 31, 2014	1,338	$1.62 – 2.43	$2.38
Exercised	(14)	1.62 – 2.43	1.94
Forfeited or expired	(1)	1.62 – 2.43	1.82
Outstanding and exercisable at December 31, 2015	1,323	$1.62 – 2.43	$2.39
Exercised	(-)	-	-
Forfeited or expired	(324)	2.43	2.43
Outstanding and exercisable at December 31, 2016	999	$1.62 – 2.43	$2.38

Summary of $CAD Option Remaining Life

Price $CAD	Outstanding and Exercisable at December 31, 2016	Weighted Average Remaining Life (years)
$1.62	17	1.26
$1.89	76	1.39
$2.43	906	1.35
Total	999	1.35

Summary of $USD Option Activity

	Number of		Weighted
	Options	Range	Average
Outstanding and exercisable at December 31, 2014	1,072	$0.45 – 15.66	$1.77
Granted	71	1.13 – 2.51	1.36
Exercised	(33)	0.60 – 1.05	0.83
Forfeited or expired	(16)	0.54 – 15.66	2.24
Outstanding and exercisable at December 31, 2015	1,094	$0.45 – 3.60	$1.77
Granted	370	2.11 – 2.45	2.42
Exercised	(4)	1.50	1.50
Forfeited or expired	(32)	1.89 - 2.69	2.65
Outstanding and exercisable at December 31, 2016	1,428	$0.45 – 3.60	$1.93

Summary of $USD Option Remaining Life

	Number
	Outstanding and
Price in	Exercisable at	Remaining Life
US Dollars	December 31, 2016	(years)
$0.45	11	2.63
$0.54	19	3.38
$0.60	58	2.54
$0.72	83	3.40
$0.96	11	3.03
$1.05	113	2.97
$1.13	50	5.95
$1.23	8	4.15
$1.50	16	2.31
$1.59	176	4.04
$1.68	33	2.97
$1.89	8	1.63
$2.11	36	7.00
$2.30	4	3.90
$2.31	275	4.29
$2.35	4	4.01
$2.40	8	2.85
$2.44	49	6.11
$2.45	285	6.51
$2.51	4	3.82
$2.55	4	3.65
$2.69	118	4.78
$2.79	49	4.59
$2.94	3	2.91
$3.60	3	3.40
Total	1,428	4.59

Stock compensation expense for the fiscal years ended December 31, 2016 and 2015 was $615 and $97 respectively. These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2016 and 2015 was $2.42 and $1.37, respectively. The intrinsic value (being the difference between the share price at December 31, 2016 and exercise price) of stock options exercisable at December 31, 2016 was $575. The intrinsic value of options exercised during the fiscal year ended December 31, 2016 was $3. The fair value of all options vested during the fiscal year ended December 31, 2016 was $280.

The fair values of options granted in fiscal years ended December 31, 2016 and 2015 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions for all options with a seven year expiration:

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Expected dividend	0%	0%
Risk-free interest rate	1.27 – 2.25%	1.89 – 2.02%
Expected volatility	134 – 137%	127 – 153%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.

Modification of Existing US Dollar Denominated Options

In 2016, the Company modified the terms of certain options granted to executives and directors by extending the expiration date by 1 year. The Company recorded option modification expense of approximately $4 included in general and administrative expense. The expense was calculated using the Black-Scholes valuation method. The following table summarizes the effect of the June 8, 2016 transaction:

			Exercise	Share	Expected		Expense
Number of	Expiration	Risk Free	Price	Price	Life		Recognized
Options	Date	Rate	$USD	$USD	(Years)	Volatility	$USD
6	11/18/2018	0.93%	1.50	2.43	3.44	152%	1
17	04/04/2020	1.08%	0.60	2.43	3.82	155%	1
19	05/17/2020	1.08%	0.54	2.43	3.94	154%	1
9	11/20/2020	1.08%	1.05	2.43	4.45	147%	1
51							4

Modification of Existing Canadian Dollar Denominated Options

In 2016, the Company modified the terms of certain options granted to executives and directors by extending the expiration date by a weighted average amount of 1.45 years. The Company recorded option modification expense of approximately $347 included in general and administrative expense. The expense was calculated using the Black-Scholes valuation method with a June 8, 2016 exchange rate of $CAD/$USD 0.7881. The following table summarizes the effect of the June 8, 2016 transaction:

			Exercise	Share	Expected		Expense
Number of	Expiration	Risk Free	Price	Price	Life		Recognized
Options	Date	Rate	$CAD	$CAD	(Years)	Volatility	$USD
17	08/18/2018	0.52%	1.89	3.10	2.19	94%	9
648	08/18/2018	0.52%	2.43	3.10	2.19	94%	338
665							347